Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss		6 Months Ended
		Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares
Revenues
Total revenues		$ 14,032,113	$ 1,802,849	$ 13,724,493
Cost of revenues		(9,014,200)	(1,158,146)	(8,786,932)
Operating expenses
Selling, general and administrative expenses		(6,459,337)	(829,897)	(13,036,023)
Research and development expenses				(18,686,290)
Reversal of provision for credit losses		342	44	92,618
Total operating expenses		(6,458,995)	(829,853)	(31,629,695)
Loss from operations		(1,441,082)	(185,150)	(26,692,134)
Other income
Interest income		426,696	54,822	339,072
Interest expense		(23,481)	(3,017)	(34,181)
Other (expense) income		11,193	1,438	(54,548)
Total other income		414,408	53,243	250,343
Loss before income tax		(1,026,674)	(131,907)	(26,441,791)
Income tax expense		(120,336)	(15,461)	(87,570)
Net loss		(1,147,010)	(147,368)	(26,529,361)
Foreign currency translation adjustment		(193,187)	(24,821)	(130,574)
Comprehensive loss		$ (1,340,197)	$ (172,189)	$ (26,659,935)
Weighted average number of ordinary shares
Basic (in Shares)	[1]	2,030,231	2,030,231	1,715,280
Diluted (in Shares)	[1]	2,030,231	2,030,231	1,715,280
Loss per share
Basic (in Dollars per share and Dollars per share) | (per share)	[1]	$ (0.56)	$ (0.07)	$ (15.47)
Diluted (in Dollars per share and Dollars per share) | (per share)	[1]	$ (0.56)	$ (0.07)	$ (15.47)
Employment Services
Revenues
Total revenues		$ 5,329,806	$ 684,775	$ 5,038,418
Payroll Outsourcing Services
Revenues
Total revenues		$ 8,702,307	$ 1,118,074	$ 8,686,075

[1]

Number of shares divided as 14,412,500 Class A Ordinary Shares with a par value of US$0.000625 per share and 3,600,000 Class B Ordinary Shares with a par value of US$0.000625 per share, were approved by the board of directors, and were further approved by the shareholders on March 19, 2025, before giving effect to the Reverse Stock Split (as defined below).

Giving retroactive effect to the 10 for 1 reverse share split effected on September 8, 2025.